Investment Objectives and Goals - Short Duration Preferred and Income Fund	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Cohen & Steers Short Duration Preferred and Income Fund, Inc. <br/>(formerly known as Cohen & Steers Low Duration Preferred and Income Fund, Inc.)
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The primary investment objective of Cohen & Steers Short Duration Preferred and Income Fund, Inc. (Prior to August 28, 2026, Cohen & Steers Low Duration Preferred and Income Fund, Inc.) (the “Fund”) is to seek to provide shareholders with high current income, and the secondary objective is to provide capital preservation.
Objective, Secondary [Text Block]	and the secondary objective is to provide capital preservation.